Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
January 31, 2022
SEA-NPRT1-0422
1.813038.117
Common Stocks - 98.7%
	Shares	Value ($)
Bermuda - 0.6%
Alibaba Health Information Technology Ltd. (a)	5,532,490	4,170,110
Huanxi Media Group Ltd. (a)	23,009,180	4,245,733
TOTAL BERMUDA		8,415,843
Cayman Islands - 34.4%
Akeso, Inc. (a)(b)	1,438,379	3,907,074
Alibaba Group Holding Ltd. (a)	3,641,143	57,069,690
Alibaba Group Holding Ltd. sponsored ADR (a)	712,808	89,664,118
Antengene Corp. (a)(b)	3,408,163	2,678,660
Archosaur Games, Inc. (b)	4,412,608	4,679,167
Bairong, Inc. (a)(b)	1,995,726	2,389,594
BC Technology Group Ltd. (a)	3,282,217	3,828,430
Bilibili, Inc. ADR (a)(c)	858,993	30,313,863
Boqii Holding Ltd. ADR (a)	860,900	629,662
Frontage Holdings Corp. (a)(b)	11,421,450	5,515,953
GDS Holdings Ltd. ADR (a)(c)	64,205	2,817,315
Innovent Biologics, Inc. (a)(b)	792,820	3,357,438
iQIYI, Inc. ADR (a)(c)	815,024	3,325,298
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	1,258,030	1,506,020
Kangji Medical Holdings Ltd.	1,511,945	1,659,160
KE Holdings, Inc. ADR (a)	1,040,236	22,666,742
Kindstar Globalgene Technology, Inc. (a)(b)	3,126,265	1,665,486
Kuaishou Technology Class B (b)	942,608	10,774,727
Li Auto, Inc. Class A (a)	679,909	8,343,183
Medlive Technology Co. Ltd. (b)	912,600	1,481,715
Meituan Class B (a)(b)	3,164,147	94,400,247
Microport Cardioflow Medtech Corp. (b)	13,399,464	5,616,559
Ming Yuan Cloud Group Holdings Ltd.	4,555,793	9,393,603
New Horizon Health Ltd. (b)(c)	2,154,727	6,340,986
Pinduoduo, Inc. ADR (a)	837,320	50,105,229
RLX Technology, Inc. ADR (c)	746,592	2,501,083
Sea Ltd. ADR (a)	60,551	9,101,421
Smoore International Holdings Ltd. (b)	1,723,244	7,414,819
Sunac China Holdings Ltd.	5,036,150	6,206,157
Wuxi Biologics (Cayman), Inc. (a)(b)	1,532,200	15,356,881
XPeng, Inc.:
ADR (a)	436,600	15,320,294
Class A	574,700	10,023,553
Zai Lab Ltd. (a)	49,331	2,330,161
Zai Lab Ltd. ADR (a)	103,820	5,156,739
TOTAL CAYMAN ISLANDS		497,541,027
China - 17.8%
Anhui Korrun Co. Ltd. (A Shares)	1,410,561	4,139,241
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	25,980	911,547
Beijing Enlight Media Co. Ltd. (A Shares)	5,187,435	8,637,612
Beijing Shiji Information Technology Co. Ltd. (A Shares)	9,100,775	45,518,414
Beijing Sinohytec Co. Ltd. (A Shares) (a)	351,243	11,785,328
DBAPPSecurity Ltd. (A Shares)	74,300	2,361,134
Estun Automation Co. Ltd.:
(A Shares)	3,536,800	12,924,908
(A Shares)	2,812,528	10,278,123
Great Wall Motor Co. Ltd. (H Shares)	859,593	2,332,153
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares) (a)	1,107,390	4,083,584
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	615,232	7,576,502
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	541,797	8,926,365
Hundsun Technologies, Inc. (A Shares)	992,536	9,200,026
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,297,400	8,382,027
Joinn Laboratories China Co. Ltd. (A Shares)	645,690	9,875,112
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	1,335,244	3,006,726
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	367,706	7,439,781
Pharmaron Beijing Co. Ltd. (A Shares)	560,679	10,464,769
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	975,400	6,410,501
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,271,732	12,184,820
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	224,489	11,463,645
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	221,100	4,700,614
Sungrow Power Supply Co. Ltd. (A Shares)	815,742	14,819,866
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	2,142,876	8,298,509
Weihai Guangwei Composites Co. Ltd. (A Shares)	773,660	8,814,253
WuXi AppTec Co. Ltd. (H Shares) (b)	977,987	14,027,532
Yunnan Energy New Material Co. Ltd.	234,941	9,455,313
TOTAL CHINA		258,018,405
Germany - 1.2%
Delivery Hero AG (a)(b)	126,057	9,730,334
Shop Apotheke Europe NV (a)(b)(c)	61,498	7,995,474
TOTAL GERMANY		17,725,808
Hong Kong - 0.6%
Hong Kong Exchanges and Clearing Ltd.	162,384	9,268,187
India - 14.2%
Amber Enterprises India Ltd. (a)	101,122	4,935,843
Asian Paints Ltd.	143,491	6,084,385
Aster DM Healthcare Ltd. (a)(b)	833,457	2,077,321
Computer Age Management Services Private Ltd.	505,318	18,391,783
Devyani International Ltd.	2,172,978	4,943,432
Dixon Technologies India Ltd.	182,498	10,874,325
HDFC Asset Management Co. Ltd. (b)	371,381	11,047,825
HDFC Bank Ltd.	951,782	19,153,354
HDFC Bank Ltd. sponsored ADR	50,786	3,485,443
Hindustan Aeronautics Ltd.	418,409	8,145,680
Indian Energy Exchange Ltd. (b)	2,835,061	9,030,493
Kotak Mahindra Bank Ltd. (a)	272,709	6,839,717
MedPlus Health Services Ltd.	3,162	46,446
Page Industries Ltd.	14,180	8,104,577
Reliance Industries Ltd.	2,114,757	68,195,314
Sapphire Foods India Ltd.	309,702	5,658,475
Tata Motors Ltd. (a)	852,453	5,884,755
Vijaya Diagnostic Centre Pvt Ltd.	227,672	1,590,548
Voltas Ltd.	701,895	11,196,145
Zomato Ltd. (a)	272,749	332,630
TOTAL INDIA		206,018,491
Indonesia - 0.3%
PT Bank Central Asia Tbk	9,165,164	4,874,926
Japan - 5.8%
BASE, Inc. (a)	1,321,177	5,323,087
Demae-Can Co. Ltd. (a)	911,628	5,934,192
Freee KK (a)	224,729	8,883,967
Hennge K.K. (a)(c)	622,961	6,928,212
Lifenet Insurance Co. (a)	443,933	2,505,813
Money Forward, Inc. (a)	419,751	19,101,284
SHIFT, Inc. (a)	42,536	7,067,404
Uzabase, Inc. (a)	487,309	4,607,440
Z Holdings Corp.	4,554,041	23,128,458
TOTAL JAPAN		83,479,857
Korea (South) - 5.4%
ILJIN Hysolus Co. Ltd. (a)	4,000	134,903
Kakao Pay Corp. (a)	159,552	16,991,054
LG Energy Solution (a)	3,400	1,293,120
Samsung Electronics Co. Ltd.	870,700	54,149,337
Wemade Max Co. Ltd. (a)	266,934	5,966,915
TOTAL KOREA (SOUTH)		78,535,329
Mauritius - 1.3%
MakeMyTrip Ltd. (a)(c)	681,199	18,181,201
Netherlands - 1.8%
ASML Holding NV (Netherlands)	13,401	9,076,421
NXP Semiconductors NV	44,441	9,129,959
Yandex NV Series A (a)	153,309	7,368,031
TOTAL NETHERLANDS		25,574,411
Poland - 0.7%
CD Projekt RED SA (c)	239,330	10,625,126
Taiwan - 11.2%
eMemory Technology, Inc.	103,000	6,017,907
Taiwan Semiconductor Manufacturing Co. Ltd.	5,502,892	127,338,556
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	229,518	28,145,792
TOTAL TAIWAN		161,502,255
United Kingdom - 1.0%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(b)	347,025	9,328,528
ZWSOFT Co. Ltd. ELS (Guangzhou) (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	114,400	5,513,316
TOTAL UNITED KINGDOM		14,841,844
United States of America - 2.1%
Array Technologies, Inc. (a)(c)	341,642	3,600,907
ATRenew, Inc. ADR (c)	176,025	1,126,560
Li Auto, Inc. ADR (a)	226,897	5,919,743
NVIDIA Corp.	34,527	8,454,281
onsemi (a)	163,849	9,667,091
Smart Share Global Ltd. ADR (a)(c)	726,500	1,344,025
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,100	616,000
TOTAL UNITED STATES OF AMERICA		30,728,607
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	3,844,451
TOTAL COMMON STOCKS (Cost $1,409,114,404)		1,429,175,768

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	23,366	3,473,590
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	128,423	1,273,956
		4,747,546
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	230,127	12,942,245
TOTAL PREFERRED STOCKS (Cost $12,270,680)		17,689,791

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	8,233,371	8,235,018
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	54,906,846	54,912,337
TOTAL MONEY MARKET FUNDS (Cost $63,147,355)		63,147,355

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,484,532,439)	1,510,012,914
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(62,606,794)
NET ASSETS - 100.0%	1,447,406,120

Security Type Abbreviations
ELS	-	Equity-Linked Security

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,052,931 or 17.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,363,546 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011
Space Exploration Technologies Corp. Class A	2/16/21	461,989

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	169	163,882,377	155,647,528	1,957	-	-	8,235,018	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	124,530,059	105,324,108	174,941,830	91,355	-	-	54,912,337	0.2%
Total	124,530,228	269,206,485	330,589,358	93,312	-	-	63,147,355

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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